Right-of-use assets and leases payable - Details about lease contracts of low amount assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments to be payable	R$ 18,016	R$ 10,659
Up to 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments to be payable	8,825	8,022
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments to be payable	R$ 9,191	R$ 2,637